Offerings	Nov. 01, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.50 par value
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240
Offering Note
(1)
This prospectus supplement (“
Prospectus Supplement
”) relates to the offer by Watsco, Inc., a Florida corporation (the “
registrant
”), of up to $400,000,000.00 of the Company’s Common stock, par value $0.50 per share (the “
Common stock
”) in connection with the third amended and restated sales agreement, dated May 3, 2024 (the “
Sales Agreement
”), by and between the registrant and Robert W. Baird & Co. Incorporated. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “
Securities Act
”), the registrant’s Registration Statement on Form
S-3
(File No. 333-282975) (the “
Registration Statement
”) shall be deemed to cover any additional shares of Common stock to be offered or issued from stock splits, stock dividends, recapitalizations, or similar transactions with respect to the Common stock being registered.

(2)	Calculated in accordance with Rules 456(b) and 457(r) under the Securities Act. Represents payment of registration fees previously deferred in connection with the Registration Statement paid herewith.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, $0.50 par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-260758
Carry Forward Initial Effective Date	Nov. 04, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 59,040
Value of Securities Received	$ 400,000,000